Product and Geographic Sales Information - Adjusted EBITDA by Segment (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Total Adjusted EBITDA									$ 800,404	$ 486,600	$ 294,065
Benefit (provision) for income taxes									(12,298)	2,698	(10,201)
Depreciation and amortization									(537,815)	(303,150)	(200,542)
Interest, net									(252,490)	(111,914)	(157,689)
Deferred revenues adjustment (2)									(3,951)	(23,101)	(438)
Transaction related costs (3)									(46,216)	(99,286)	(46,214)
Share-based compensation expense									(139,571)	(70,472)	(51,383)
Gain on sale of assets										28,140
Restructuring and impairment									129,459	56,138	15,670
Litigation Settlement, Expense									0	0	(39,399)
Impairment of Long-Lived Assets to be Disposed of											(18,431)
Other (5)									(30,372)	1,060	(43,873)
Net loss					$ (13,725)	$ (181,986)	$ (25,281)	$ (129,633)	(270,448)	(350,625)	(258,633)
Fair Value Adjustment of Warrants									81,320	(205,062)	(47,656)
Net loss attributable to ordinary shares	$ (130,431)	$ 5,993	$ (131,567)	$ (55,951)					(311,956)	(350,625)	(258,633)
Dividends on preferred shares									(41,508)	0	0
IP Segment
Segment Reporting Information [Line Items]
Total Adjusted EBITDA									397,922	177,120	68,599
Academia & Government Group
Segment Reporting Information [Line Items]
Total Adjusted EBITDA									258,849	202,455	183,926
Life Science and Healthcare Group
Segment Reporting Information [Line Items]
Total Adjusted EBITDA									$ 143,633	$ 107,025	$ 41,540